Organization (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended			6 Months Ended	12 Months Ended
		Mar. 25, 2024 $ / shares shares	Dec. 31, 2023 USD ($) shares		Apr. 30, 2023 USD ($) shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares		Feb. 06, 2024 shares	Dec. 31, 2022 shares
Organization [Line Items]
Share issued			71,897,268
Additional shares issued			718,973					718,973
Net proceeds (in Dollars) | $			$ 9,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0000001
Shares unissued		1
Shares unissued price per share (in Dollars per share) | $ / shares		$ 0.00001
Ordinary shares issued			1,243,140	[1]				1,243,140	[1]	30,000,000	500,000	[1]
Ordinary shares outstanding	[1]		1,243,140					1,243,140			500,000
Net proceeds from the IPO (in Dollars) | ¥						¥ 33,395	¥ 49,276	¥ 159,625
Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares issued							213,504,800
Ordinary shares outstanding							213,504,800
IPO [Member]
Organization [Line Items]
Share issued					24,167
Net proceeds (in Dollars) | $					$ 13,000
Net proceeds from the IPO (in Dollars) | $					$ 13,002
Ordinary Shares [Member]
Organization [Line Items]
Share issued		100
Ordinary Shares [Member] | IPO [Member]
Organization [Line Items]
Share issued		2,416,667			2,416,667
Share Consolidation [Member]
Organization [Line Items]
Share issued							3,378,188

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024..